Other assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other assets	$ 3,619	$ 3,885
Other assets current	1,518	1,570
Other assets non current	2,101	2,315
Other liabilites	4,289	4,905
Other liabilites current	2,519	3,015
Other liabilites non current	1,770	1,890
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	1,017	1,200
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	729	716
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	414	692
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	601	708
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	330	376
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	325	337
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	149	62
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	141	156
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	93	138
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	490	520
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	903	1,009
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,677	1,814
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	459	453
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	76	92
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	244	255
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 260	$ 262